Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Basic Materials (4.1%)
	Nucor Corp.	5,992,199	925,615
	Fastenal Co.	13,333,245	719,195
	Albemarle Corp.	2,737,434	605,082
	LyondellBasell Industries NV Class A	6,091,499	571,931
	International Flavors & Fragrances Inc.	5,955,289	547,648
	Mosaic Co.	7,859,485	360,593
	FMC Corp.	2,942,251	359,337
	Avery Dennison Corp.	1,887,857	337,794
	CF Industries Holdings Inc.	4,572,627	331,470
	International Paper Co.	8,177,082	294,866
	Celanese Corp. Class A	2,279,367	248,200
	Eastman Chemical Co.	2,774,803	234,027
	Steel Dynamics Inc.	1,947,564	220,192
	Westlake Corp.	371,865	43,129
			5,799,079
Consumer Discretionary (13.8%)
*	Copart Inc.	10,012,658	753,052
*	Aptiv plc	6,328,704	710,017
	DR Horton Inc.	7,218,993	705,223
*	Dollar Tree Inc.	4,908,000	704,543
*	Ulta Beauty Inc.	1,188,441	648,497
*	Trade Desk Inc. Class A	10,429,323	635,250
	Lennar Corp. Class A	6,025,274	633,317
	Tractor Supply Co.	2,571,040	604,297
	eBay Inc.	12,540,229	556,410
*	Chipotle Mexican Grill Inc. Class A	322,591	551,079
	Genuine Parts Co.	3,288,938	550,272
*	AutoZone Inc.	219,164	538,738
*	Delta Air Lines Inc.	14,977,750	523,023
*	Take-Two Interactive Software Inc.	3,939,802	470,018
	Southwest Airlines Co.	13,881,052	451,690
	Omnicom Group Inc.	4,735,087	446,708
	Darden Restaurants Inc.	2,842,737	441,079
	Hilton Worldwide Holdings Inc.	3,111,824	438,363
*	NVR Inc.	72,101	401,761
*	ROBLOX Corp. Class A	8,400,822	377,869
*	Warner Bros Discovery Inc.	24,271,701	366,503
	Best Buy Co. Inc.	4,651,401	364,065
	Garmin Ltd.	3,575,906	360,881
	LKQ Corp.	6,237,993	354,069
*	United Airlines Holdings Inc.	7,631,576	337,697

		Shares	Market Value ($000)
*	Expedia Group Inc.	3,452,819	335,027
*	Royal Caribbean Cruises Ltd.	5,069,701	331,052
*	Etsy Inc.	2,911,501	324,137
	MGM Resorts International	7,083,656	314,656
*	Burlington Stores Inc.	1,522,706	307,739
	PulteGroup Inc.	5,269,797	307,124
	Domino's Pizza Inc.	827,314	272,906
	BorgWarner Inc.	5,468,749	268,570
*	Live Nation Entertainment Inc.	3,786,726	265,071
[1]	Paramount Global Class B	11,389,833	254,107
*	Rivian Automotive Inc. Class A	15,993,308	247,576
*	Carnival Corp.	23,407,283	237,584
*	CarMax Inc.	3,691,052	237,261
	Fox Corp. Class A	6,897,941	234,875
*	Caesars Entertainment Inc.	4,774,793	233,058
*	Las Vegas Sands Corp.	4,016,568	230,752
	Rollins Inc.	5,749,326	215,772
	News Corp. Class A	11,292,401	195,020
	VF Corp.	8,170,244	187,180
	Advance Auto Parts Inc.	1,384,020	168,311
	Interpublic Group of Cos. Inc.	4,498,136	167,511
	Pool Corp.	433,269	148,369
*,1	Lucid Group Inc.	14,895,326	119,758
*	American Airlines Group Inc.	7,607,818	112,215
	Vail Resorts Inc.	470,931	110,047
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,554,876	99,501
	Fox Corp. Class B	3,094,295	96,882
	Lear Corp.	690,564	96,327
	Bath & Body Works Inc.	2,534,212	92,702
	Warner Music Group Corp. Class A	2,747,384	91,680
	Hasbro Inc.	1,533,845	82,352
*,1	Chewy Inc. Class A	2,095,824	78,342
*	Endeavor Group Holdings Inc. Class A	3,042,544	72,808
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,737,751	48,813
[1]	Sirius XM Holdings Inc.	11,158,541	44,299
	Lennar Corp. Class B	212,879	19,012
	News Corp. Class B	355,310	6,193
[1]	Paramount Global Class A	195,090	5,041
			19,584,051
Consumer Staples (4.8%)
	Corteva Inc.	16,663,694	1,004,988
	Kroger Co.	15,047,769	742,908
	AmerisourceBergen Corp.	4,015,565	642,932
	Archer-Daniels-Midland Co.	6,400,062	509,829
	Church & Dwight Co. Inc.	5,700,170	503,952
	McCormick & Co. Inc. (Non-Voting)	5,856,195	487,294
	Clorox Co.	2,885,234	456,560
	Conagra Brands Inc.	11,132,730	418,145
	Kellogg Co.	5,988,192	400,969
	Tyson Foods Inc. Class A	6,671,329	395,743
	J M Smucker Co.	2,366,278	372,381
	Campbell Soup Co.	4,546,594	249,972
	Hormel Foods Corp.	5,931,567	236,551
	Lamb Weston Holdings Inc.	1,680,232	175,618
	Molson Coors Beverage Co. Class B	2,102,482	108,656
	Albertsons Cos. Inc. Class A	3,128,435	65,009
			6,771,507

		Shares	Market Value ($000)
Energy (5.3%)
	Cheniere Energy Inc.	5,692,303	897,107
	Hess Corp.	6,481,173	857,718
	Devon Energy Corp.	15,275,775	773,107
	Baker Hughes Co. Class A	23,619,371	681,655
*	Enphase Energy Inc.	3,188,220	670,419
	ONEOK Inc.	9,983,707	634,365
	Halliburton Co.	19,005,237	601,326
	Diamondback Energy Inc.	4,288,178	579,633
	Coterra Energy Inc.	17,495,805	429,347
	Williams Cos. Inc.	14,228,672	424,868
	Marathon Oil Corp.	14,707,179	352,384
*	First Solar Inc.	1,182,559	257,207
*,1	Plug Power Inc.	13,615,142	159,569
	Texas Pacific Land Corp.	71,892	122,290
	EQT Corp.	3,787,723	120,866
			7,561,861
Financials (12.0%)
	MSCI Inc. Class A	1,774,262	993,037
	Arthur J Gallagher & Co.	4,953,962	947,742
	Ameriprise Financial Inc.	2,459,068	753,704
	Discover Financial Services	6,118,203	604,723
	T. Rowe Price Group Inc.	5,241,361	591,750
	Apollo Global Management Inc.	9,356,701	590,969
	Willis Towers Watson plc	2,528,152	587,492
	State Street Corp.	7,643,925	578,569
*	Arch Capital Group Ltd.	8,217,830	557,744
	Hartford Financial Services Group Inc.	7,359,951	512,915
	Nasdaq Inc.	9,137,470	499,546
	M&T Bank Corp.	3,919,236	468,623
	American International Group Inc.	8,610,159	433,608
	Fifth Third Bancorp	15,962,131	425,231
	Raymond James Financial Inc.	4,527,051	422,238
	Principal Financial Group Inc.	5,678,303	422,011
	Cincinnati Financial Corp.	3,672,722	411,639
	Northern Trust Corp.	4,635,258	408,505
	Regions Financial Corp.	21,826,242	405,095
	Broadridge Financial Solutions Inc.	2,749,014	402,923
*	Markel Corp.	297,535	380,074
	Huntington Bancshares Inc.	33,705,241	377,499
	LPL Financial Holdings Inc.	1,837,437	371,897
	FactSet Research Systems Inc.	893,449	370,862
	MarketAxess Holdings Inc.	878,428	343,720
	Citizens Financial Group Inc.	11,307,592	343,412
	Cboe Global Markets Inc.	2,469,863	331,554
	Everest Re Group Ltd.	914,802	327,517
	Ares Management Corp. Class A	3,645,575	304,187
	W R Berkley Corp.	4,634,330	288,533
	KeyCorp	21,765,017	272,498
	Loews Corp.	4,665,701	270,704
*,1	Coinbase Global Inc. Class A	3,430,381	231,791
	Annaly Capital Management Inc.	11,529,499	220,329
	Equitable Holdings Inc.	8,450,934	214,569
	Fidelity National Financial Inc.	6,038,480	210,924
	Tradeweb Markets Inc. Class A	2,594,495	205,017
	Franklin Resources Inc.	7,012,272	188,911
	Interactive Brokers Group Inc. Class A	2,282,678	188,458
	Brown & Brown Inc.	2,645,930	151,929

		Shares	Market Value ($000)
	Globe Life Inc.	1,014,276	111,591
	Ally Financial Inc.	3,146,187	80,196
[1]	First Republic Bank	4,339,797	60,714
*,1	Rocket Cos. Inc. Class A	2,702,209	24,482
	Corebridge Financial Inc.	1,506,532	24,135
			16,913,567
Health Care (11.2%)
*	Dexcom Inc.	9,025,628	1,048,598
*	IQVIA Holdings Inc.	4,337,993	862,783
*	Centene Corp.	12,876,225	813,906
	ResMed Inc.	3,431,421	751,447
*	Seagen Inc.	3,272,183	662,519
	Zimmer Biomet Holdings Inc.	4,906,584	633,931
*	Veeva Systems Inc. Class A	3,291,617	604,966
	West Pharmaceutical Services Inc.	1,731,614	599,952
*	Horizon Therapeutics plc	5,334,644	582,223
*	Align Technology Inc.	1,733,281	579,159
*	Alnylam Pharmaceuticals Inc.	2,770,373	554,961
*	Insulet Corp.	1,622,143	517,399
*	IDEXX Laboratories Inc.	968,214	484,184
	Baxter International Inc.	11,786,744	478,070
	Laboratory Corp. of America Holdings	2,069,462	474,776
*	Hologic Inc.	5,758,886	464,742
	Cardinal Health Inc.	6,017,813	454,345
	STERIS plc	2,319,035	443,585
	Cooper Cos. Inc.	1,154,459	431,029
*	BioMarin Pharmaceutical Inc.	4,340,963	422,115
	PerkinElmer Inc.	2,950,402	393,171
	Quest Diagnostics Inc.	2,600,228	367,880
*	Molina Healthcare Inc.	1,352,393	361,752
*	GE HealthCare Technologies Inc.	4,241,030	347,892
*	Incyte Corp.	4,426,741	319,921
	Royalty Pharma plc Class A	8,798,568	317,012
*	Avantor Inc.	14,965,609	316,373
	Teleflex Inc.	1,096,500	277,754
	Viatris Inc.	28,325,520	272,492
*	Catalent Inc.	3,996,127	262,586
*	Henry Schein Inc.	3,066,476	250,040
*	Bio-Rad Laboratories Inc. Class A	486,852	233,212
*	Charles River Laboratories International Inc.	595,451	120,174
	Universal Health Services Inc. Class B	711,813	90,471
			15,795,420
Industrials (16.1%)
	Cintas Corp.	2,017,548	933,479
	PACCAR Inc.	12,204,352	893,359
	TransDigm Group Inc.	1,211,522	892,952
	Carrier Global Corp.	19,484,678	891,424
*	Mettler-Toledo International Inc.	516,351	790,125
	Old Dominion Freight Line Inc.	2,312,942	788,343
	Rockwell Automation Inc.	2,681,004	786,741
	AMETEK Inc.	5,374,377	781,058
	WW Grainger Inc.	1,055,267	726,878
	Verisk Analytics Inc. Class A	3,652,821	700,830
*	Keysight Technologies Inc.	4,152,953	670,619
	Ferguson plc	4,850,300	648,728
	United Rentals Inc.	1,620,062	641,156
	Equifax Inc.	2,861,018	580,329

		Shares	Market Value ($000)
	Fortive Corp.	8,242,859	561,916
	Quanta Services Inc.	3,363,484	560,491
	Ingersoll Rand Inc.	9,458,793	550,313
	Vulcan Materials Co.	3,104,363	532,585
	Martin Marietta Materials Inc.	1,450,299	514,943
	Dover Corp.	3,263,360	495,835
*	Teledyne Technologies Inc.	1,094,793	489,767
	Xylem Inc.	4,210,306	440,819
*	Waters Corp.	1,387,608	429,645
	Expeditors International of Washington Inc.	3,717,033	409,320
	Otis Worldwide Corp.	4,845,115	408,928
	Ball Corp.	7,344,167	404,737
	Westinghouse Air Brake Technologies Corp.	4,001,981	404,440
*	Zebra Technologies Corp. Class A	1,200,683	381,817
	Jacobs Solutions Inc.	2,959,717	347,796
*	FleetCor Technologies Inc.	1,636,546	345,066
	JB Hunt Transport Services Inc.	1,934,690	339,461
	Textron Inc.	4,793,367	338,555
	Snap-on Inc.	1,240,604	306,293
	Global Payments Inc.	2,873,342	302,390
*	Trimble Inc.	5,768,169	302,367
	Synchrony Financial	10,208,104	296,852
	Packaging Corp. of America	2,095,006	290,850
	TransUnion	4,505,645	279,981
	Stanley Black & Decker Inc.	3,455,545	278,448
	CH Robinson Worldwide Inc.	2,721,389	270,424
	Masco Corp.	5,260,283	261,541
	HEICO Corp. Class A	1,728,154	234,856
	Crown Holdings Inc.	2,801,634	231,723
*	BILL Holdings Inc.	2,360,642	191,542
	Howmet Aerospace Inc.	4,332,614	183,573
	Westrock Co.	5,948,089	181,238
	HEICO Corp.	954,845	163,317
	Hubbell Inc. Class B	625,995	152,311
	Jack Henry & Associates Inc.	852,435	128,479
			22,738,640
Real Estate (8.6%)
	Realty Income Corp.	15,427,994	976,901
	Welltower Inc.	11,460,104	821,575
	VICI Properties Inc. Class A	20,793,401	678,281
	Digital Realty Trust Inc.	6,800,465	668,554
	SBA Communications Corp. Class A	2,522,516	658,553
*	CoStar Group Inc.	9,501,183	654,156
	AvalonBay Communities Inc.	3,267,624	549,157
	Weyerhaeuser Co.	17,105,780	515,397
*	CBRE Group Inc. Class A	7,010,905	510,464
	Extra Space Storage Inc.	3,128,063	509,655
	Alexandria Real Estate Equities Inc.	4,042,830	507,739
	Equity Residential	8,401,015	504,061
	Invitation Homes Inc.	14,281,030	445,997
	Simon Property Group Inc.	3,818,047	427,507
	Mid-America Apartment Communities Inc.	2,723,448	411,350
	Sun Communities Inc.	2,898,634	408,360
	Ventas Inc.	9,342,833	405,012
	WP Carey Inc.	4,919,576	381,021
	Iron Mountain Inc.	6,794,579	359,501
	UDR Inc.	7,688,437	315,687
	Essex Property Trust Inc.	1,506,967	315,167

		Shares	Market Value ($000)
	Healthpeak Properties Inc.	12,771,358	280,587
	Camden Property Trust	2,492,267	261,289
	Boston Properties Inc.	3,295,296	178,341
*	Zillow Group Inc. Class C	3,595,438	159,889
	Host Hotels & Resorts Inc.	8,332,517	137,403
	Regency Centers Corp.	2,000,678	122,401
*	Zillow Group Inc. Class A	931,420	40,703
			12,204,708
Technology (13.9%)
	Amphenol Corp. Class A	13,888,451	1,134,964
	Microchip Technology Inc.	12,795,144	1,071,977
*	ON Semiconductor Corp.	10,089,698	830,584
*	ANSYS Inc.	2,034,118	676,955
*	Cadence Design Systems Inc.	3,188,187	669,806
	Corning Inc.	17,796,196	627,850
	CDW Corp.	3,162,377	616,316
*	Atlassian Corp. Class A	3,506,115	600,142
*	Gartner Inc.	1,754,320	571,505
	Monolithic Power Systems Inc.	1,045,291	523,210
*	Fortinet Inc.	7,755,267	515,415
	Hewlett Packard Enterprise Co.	30,290,510	482,528
*	HubSpot Inc.	1,095,990	469,906
*	Datadog Inc. Class A	6,139,402	446,089
*	VeriSign Inc.	2,082,265	440,045
	Skyworks Solutions Inc.	3,713,249	438,089
	Marvell Technology Inc.	9,964,291	431,454
*	DoorDash Inc. Class A	6,728,425	427,659
*	Cloudflare Inc. Class A	6,358,645	392,074
	Teradyne Inc.	3,644,874	391,860
*	EPAM Systems Inc.	1,279,341	382,523
*	Pinterest Inc. Class A	13,886,476	378,684
*	Splunk Inc.	3,823,627	366,609
*	Paycom Software Inc.	1,197,606	364,084
*	Zoom Video Communications Inc. Class A	4,877,142	360,128
*	MongoDB Inc. Class A	1,537,517	358,426
*	Tyler Technologies Inc.	976,780	346,405
*	Palantir Technologies Inc. Class A	39,394,484	332,883
	NetApp Inc.	5,035,256	321,501
*	Okta Inc. Class A	3,567,962	307,701
	Seagate Technology Holdings plc	4,581,774	302,947
*	Akamai Technologies Inc.	3,672,773	287,578
	SS&C Technologies Holdings Inc.	5,001,398	282,429
*	Western Digital Corp.	7,458,569	280,964
*	GoDaddy Inc. Class A	3,585,973	278,702
*	Twilio Inc. Class A	4,076,411	271,611
*	DocuSign Inc. Class A	4,642,587	270,663
*	Snap Inc. Class A	23,249,880	260,631
*	Match Group Inc.	6,523,901	250,453
*	Qorvo Inc.	2,333,160	236,979
*	Zscaler Inc.	2,021,055	236,120
	Bentley Systems Inc. Class B	5,172,128	222,350
	Gen Digital Inc.	12,689,234	217,747
*,1	Unity Software Inc.	6,119,151	198,505
*	ZoomInfo Technologies Inc. Class A	8,026,793	198,342
*	Black Knight Inc.	3,279,994	188,797
	Leidos Holdings Inc.	1,599,252	147,227
*	F5 Inc.	702,140	102,295
*	Toast Inc. Class A	3,711,292	65,875

			Shares	Market Value ($000)
*		UiPath Inc. Class A	3,570,721	62,702
*		Palo Alto Networks Inc.	471	94
				19,640,383
Telecommunications (1.8%)
		Motorola Solutions Inc.	3,906,518	1,117,772
*		Arista Networks Inc.	5,367,467	900,983
*		Liberty Broadband Corp. Class C	2,802,021	228,925
*		Roku Inc. Class A	2,865,661	188,618
		Juniper Networks Inc.	3,783,453	130,226
*		Liberty Broadband Corp. Class A	377,488	30,999
*		DISH Network Corp. Class A	2,906,809	27,121
				2,624,644
Utilities (7.5%)
*		PG&E Corp.	51,843,436	838,308
		Waste Connections Inc.	6,008,033	835,537
		Consolidated Edison Inc.	8,292,970	793,388
		WEC Energy Group Inc.	7,367,741	698,388
		American Water Works Co. Inc.	4,504,673	659,890
		Eversource Energy	8,139,697	637,013
		Edison International	8,935,793	630,778
		Constellation Energy Corp.	7,630,043	598,958
		Entergy Corp.	4,932,517	531,429
		Ameren Corp.	6,019,894	520,059
		FirstEnergy Corp.	12,697,869	508,677
		PPL Corp.	17,206,835	478,178
		CenterPoint Energy Inc.	14,702,006	433,121
		DTE Energy Co.	3,846,521	421,348
		CMS Energy Corp.	6,803,168	417,578
		AES Corp.	15,601,505	375,684
		Evergy Inc.	5,360,037	327,606
		Alliant Energy Corp.	5,863,201	313,095
		NiSource Inc.	9,635,164	269,399
		Vistra Corp.	9,295,128	223,083
		Avangrid Inc.	1,806,272	72,034
				10,583,551
Total Common Stocks (Cost $102,488,966)				140,217,411
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,807,168)	4.839%	18,077,130	1,807,532
Total Investments (100.4%) (Cost $104,296,134)				142,024,943
Other Assets and Liabilities—Net (-0.4%)				(620,420)
Net Assets (100%)				141,404,523
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $817,345,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $827,555,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	2,830	256,610	4,434
E-mini S&P 500 Index	June 2023	1,962	405,913	19,927
E-mini S&P Mid-Cap 400 Index	June 2023	853	215,784	5,998
				30,359

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	8,232	(4.661)	349	—
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	8,232	(4.661)	350	—
Alnylam Pharmaceuticals Inc.	8/31/23	BANA	8,232	(4.661)	350	—
Ameren Corp.	1/31/24	GSI	1,279	(4.778)	24	—
CRSP US Mid Cap TR Index	8/31/23	BANA	95,387	(5.061)	—	(1,479)
DocuSign Inc. Class A	8/31/23	BANA	3,313	(4.661)	—	(177)
Global Payments Inc.	8/31/23	BANA	11,220	(5.111)	—	(719)
Global Payments Inc.	8/31/23	BANA	11,220	(5.111)	—	(719)
Hormel Foods Corp.	1/31/24	GSI	17,748	(4.778)	163	—
ONEOK Inc.	8/31/23	BANA	14,923	(4.661)	—	(493)
ONEOK Inc.	8/31/23	BANA	14,923	(4.661)	—	(493)
Palantir Technologies Inc. Class A	8/31/23	BANA	2,101	(4.661)	155	—
Sirius XM Holdings Inc.	1/31/24	GSI	9,009	(4.778)	799	—
VICI Properties Inc. Class A	8/31/23	BANA	88,855	(5.211)	—	(1,763)
Warner Bros Discovery Inc.	8/31/23	BANA	19,837	(4.661)	—	(737)
					2,190	(6,580)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $593,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	140,217,411	—	—	140,217,411
Temporary Cash Investments	1,807,532	—	—	1,807,532
Total	142,024,943	—	—	142,024,943

Derivative Financial Instruments
Assets
Futures Contracts[1]	30,359	—	—	30,359
Swap Contracts	—	2,190	—	2,190
Total	30,359	2,190	—	32,549
Liabilities
Swap Contracts	—	6,580	—	6,580
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.